Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
LOSS PER COMMON SHARE FROM CONTINUING OPERATIONS -DILUTED	$ (9.40)	$ (863.19)	$ (41.60)	$ (1,182.53)
INCOME (LOSS) PER COMMON SHARE FROM DISCONTINUED OPERATIONS -DILUTED		(128.15)	1.90	(171.19)
LOSS PER COMMON SHARE ATTRIBUTABLE TO COMMON SHAREHOLDERS - DILUTED	$ (9.40)	$ (991.34)	$ (39.70)	$ (1,353.72)	$ (328.82)	$ (271.79)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING - DILUTED (in Shares)	519,621	4,509	388,136	3,956	100,105	73,849